Property, plant, equipment and development costs - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipments,net [Line Items]
Opening balance	$ 1,537,870	$ 1,650,361
Final balances	1,535,195	1,537,870	$ 1,650,361
Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	5,371,534	5,495,976
Final balances	5,387,377	5,371,534	5,495,976
Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	3,851,044	3,771,978
Additions	164,784	90,309
Sales and disposals	(45,204)	(9,761)
Sales	1,854	1,183
Final balances	3,958,613	3,851,044	3,771,978
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	9,366,048	9,026,755
Additions	536,355	376,890
Adjustments and reclassifications	(17,831)	(18,466)
Sales and disposals	(57,988)	(19,131)
Transfer/Other changes	0	0
Final balances	9,826,584	9,366,048	9,026,755
Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	2,286,755	2,095,342
Additions	173,239	178,294
Sales and disposals	(41,280)	(583)
Sales	1,841	(1,064)
Final balances	2,416,873	2,286,755	2,095,342
Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	3,994,514	3,530,779
Additions	502,408	482,688
Adjustments and reclassifications	0	0
Sales and disposals	(57,715)	(18,953)
Transfer/Other changes	0	0
Final balances	4,439,207	3,994,514	3,530,779
Land | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	17,703	17,650
Additions	0	0
Sales and disposals	0	0
Sales	0	0
Final balances	18,765	17,703	17,650
Land | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	30,382	24,905
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	2,820	5,477
Final balances	33,202	30,382	24,905
Buildings and constructions [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	2,596,406	2,589,004
Additions	0	0
Adjustments and reclassifications	1,041	430
Sales and disposals	(61)	(913)
Transfer/Other changes	11,063	7,885
Final balances	2,608,449	2,596,406	2,589,004
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	522,381	456,213
Additions	72,899	66,846
Adjustments and reclassifications	655	236
Sales and disposals	(14)	(914)
Transfer/Other changes	0	0
Final balances	595,921	522,381	456,213
Machinery and equipment | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	902,397	883,192
Additions	10	5
Sales and disposals	(41,053)	(393)
Sales	34	249
Final balances	874,015	902,397	883,192
Machinery and equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	5,098,359	4,985,749
Additions	0	0
Adjustments and reclassifications	(1,041)	(430)
Sales and disposals	(54,732)	(14,967)
Transfer/Other changes	155,044	128,007
Final balances	5,197,630	5,098,359	4,985,749
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	742,340	686,466
Additions	42,698	56,384
Sales and disposals	(40,355)	(340)
Sales	34	(170)
Final balances	744,649	742,340	686,466
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	2,569,972
Additions	272,528	279,531	2,305,568
Adjustments and reclassifications	(655)	(236)
Sales and disposals	(54,519)	(14,891)
Transfer/Other changes	141	0
Final balances	2,787,467	2,569,972
Transportation units | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	7,662	8,409
Additions	15	70
Sales and disposals	(277)	(152)
Sales	1,816	934
Final balances	5,657	7,662	8,409
Transportation units | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	33,382	30,098
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(1,132)
Transfer/Other changes	2,995	4,416
Final balances	36,377	33,382	30,098
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	6,650	7,083
Additions	478	604
Sales and disposals	(153)	(143)
Sales	1,803	(894)
Final balances	5,172	6,650	7,083
Transportation units | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	18,627	17,698
Additions	2,160	1,969
Adjustments and reclassifications	0	0
Sales and disposals	0	(1,040)
Transfer/Other changes	0	0
Final balances	20,787	18,627	17,698
Fixtures and fittings | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	11,770	11,737
Additions	0	33
Sales and disposals	(702)	(98)
Sales	4	0
Final balances	11,071	11,770	11,737
Fixtures and fittings | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	572	949
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(377)
Transfer/Other changes	0	0
Final balances	572	572	949
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	10,328	9,824
Additions	548	601
Sales and disposals	(651)	(97)
Sales	4	0
Final balances	10,221	10,328	9,824
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	551	904
Additions	21	23
Adjustments and reclassifications	0	0
Sales and disposals	0	(376)
Transfer/Other changes	0	0
Final balances	572	551	904
Other equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	35,395	30,965
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(58)	(92)
Transfer/Other changes	885	4,522
Final balances	36,222	35,395	30,965
Other equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	24,090	21,240
Additions	3,136	2,942
Adjustments and reclassifications	0	0
Sales and disposals	(58)	(92)
Transfer/Other changes	0	0
Final balances	27,168	24,090	21,240
Work in Progress [Member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	46,287	34,934
Additions	65,577	40,768
Sales and disposals	(3,049)	(1,838)
Sales	0	0
Final balances	91,468	46,287	34,934
Work in Progress [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	126,527	118,430
Additions	227,216	158,599
Adjustments and reclassifications	(19)	(195)
Sales and disposals	0	0
Transfer/Other changes	(169,459)	(150,307)
Final balances	184,265	126,527	118,430
Right-of-use assets [member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	19,232	16,259
Additions	0	0
Sales and disposals	0	0
Sales	0	0
Final balances	30,944	19,232	16,259
Right-of-use assets [member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	98,900	96,451
Additions	4,941	4,099
Adjustments and reclassifications	0	0
Sales and disposals	(3,137)	(1,650)
Transfer/Other changes	(3,348)	0
Final balances	97,356	98,900	96,451
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	13,894	9,081
Additions	4,290	4,813
Sales and disposals	0	0
Sales	0	0
Final balances	18,184	13,894	9,081
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	30,408	19,589
Additions	12,708	12,459
Adjustments and reclassifications	0	0
Sales and disposals	(3,124)	(1,640)
Transfer/Other changes	(141)	0
Final balances	39,851	30,408	19,589
Stripping activity asset [Member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	163,487	152,597
Additions	26,669	17,653
Sales and disposals	0	(6,763)
Sales	0	0
Final balances	190,156	163,487	152,597
Stripping activity asset [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	1,159,829	945,637
Additions	304,198	214,192
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,464,027	1,159,829	945,637
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	132,159	111,455
Additions	21,769	14,039
Sales and disposals	0	0
Sales	0	0
Final balances	153,928	132,159	111,455
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	791,571	678,041
Additions	134,186	113,530
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	925,757	791,571	678,041
Asset retirement costs [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	186,296	204,567
Additions	0	0
Adjustments and reclassifications	(17,812)	(18,271)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	168,484	186,296	204,567
Asset retirement costs [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments,net [Line Items]
Opening balance	36,914	31,526
Additions	4,770	5,388
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	$ 41,684	$ 36,914	$ 31,526